VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES
Schedule of assets and liabilities of consolidated VIEs included in the Consolidated Statements of Financial Position

December 31,	2016	2015
(millions of Canadian dollars)
Assets
Cash and cash equivalents	486	362
Restricted cash	-	26
Accounts receivable and other	781	972
Accounts receivable from affiliates	3	29
Inventory	53	54

	1,323	1,443
Property, plant and equipment, net	45,720	45,882
Long-term investments	954	1,005
Restricted long-term investments	83	45
Deferred amounts and other assets	1,949	1,806
Intangible assets, net	488	525
Goodwill	29	29
Deferred income taxes	231	267
Assets held for sale	278	-

	51,055	51,002

Liabilities
Bank indebtedness	172	33
Accounts payable and other	1,446	2,077
Accounts payable to affiliates	105	92
Interest payable	204	202
Environmental liabilities	140	139
Current maturities of long-term debt	342	760

	2,409	3,303
Long-term debt	20,176	19,998
Other long-term liabilities	1,207	1,340
Deferred income taxes	1,753	1,253

	25,545	25,894

Net assets before noncontrolling interests	25,510	25,108

Schedule of carrying amount of interest and maximum exposure to loss for unconsolidated VIEs

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
December 31, 2016	in VIE	Loss
(millions of Canadian dollars)
Vector Pipeline L.P.4	159	289
Aux Sable Liquid Products L.P.2	158	223
Rampion Offshore Wind Limited3	345	457
Eddystone Rail Company, LLC4	19	25
Illinois Extension Pipeline Company, L.L.C.1	759	759
Eolien Maritime France SAS5	58	686
Other1	17	17

	1,515	2,456

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
December 31, 2015	in VIE	Loss
(millions of Canadian dollars)
Vector Pipeline L.P.4	159	308
Aux Sable Liquid Products L.P.1	175	175
Rampion Offshore Wind Limited3	201	403
Eddystone Rail Company, LLC4	168	220
Illinois Extension Pipeline Company, L.L.C.1	713	713
Other1	15	15

	1,431	1,834

1	At December 31, 2016, the maximum exposure to loss for these entities is limited to the Company’s equity investment as these companies are in operation and self-sustaining.
2	At December 31, 2016, the maximum exposure to loss includes a guarantee by the Company for its respective share of the VIE’s borrowing on a bank credit facility.
3

At December 31, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE.

4	At December 31, 2016 the maximum exposure to loss includes the carrying value of an outstanding loan issued by the Company.
5

At December 31, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $136 million held by the Company.